Financial Instruments - Carrying Amounts of Monetary Assets Denominated in a Currency Other than the Functional Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	¥ 3,157,525	$ 483,913	¥ 3,505,329
Liabilities	1,122,801	172,077	1,071,559
Hong Kong Dollar ("HK$") [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	1,013	155	22
US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Assets	¥ 12,010	$ 1,841	25,537
Liabilities			¥ 10,557